FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Finance Income [Abstract]
Interest on financial assets measured at amortised cost	R 63.1	R 17.0	R 21.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds	33.3	30.5	7.5
Growth in reimbursive right for environmental rehabilitation guarantees	5.2	7.8	8.8
Dividends received	4.3	0.0	0.0
Unwinding of Payments made under protest	3.9	3.0	0.7
Finance income	R 109.8	R 58.3	R 38.8